Lincoln Level Advantage 2 IncomeSM B-Share Index-Linked Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2026
This updating summary prospectus summarizes certain changes to key features of the Lincoln Level Advantage 2 IncomeSM B-Share Index-Linked Annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln Level Advantage 2 IncomeSM B-Share contract.
The prospectus for the Lincoln Level Advantage 2 IncomeSM B-Share Index-Linked Annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-737-6872 or by sending an email request to CustServSupportTeam@lfg.com.
The Securities and Exchange Commission has not approved or disapproved the Contract or determined if this Summary Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports will be made available on www.lfg.com/VAprospectus.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated September 12, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract, and not all changes may be applicable to you.
Summary of Contract Changes:
Purchase Payments. You must obtain our approval for a Purchase Payment totaling $1 million or more. This amount takes into consideration:
●
the total Purchase Payments for all existing Lincoln Level Advantage®, Lincoln Level Advantage 2® and Lincoln Level Advantage 2 IncomeSM contracts for the same Contractowner, joint owner, and/or Annuitant; and
●
the total Purchase Payments for all contracts issued by the Company (or its affiliates) with a Living Benefit Rider for the same Contractowner, joint owner, and/or Annuitant.
At the Company’s discretion, this amount may consider total Purchase Payments for all annuity contracts issued by the Company (or its affiliates) for the same Contractowner, joint owner, and/or Annuitant.
A-1

Important Information You Should Consider About the Lincoln Level Advantage 2 IncomeSM B-Share Index-Linked Annuity Contract
	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes:
A surrender charge may apply to a surrender or withdrawal of a Purchase Payment prior to the 6th anniversary since the Purchase Payment was invested, up to 7% of the amount withdrawn, declining to 0% over that time period. For example, if you make a withdrawal of $100,000 during the first year after your Purchase Payment, you could be assessed a charge of up to $7,000 on the Purchase Payment withdrawn. A surrender charge will not apply if your surrender or withdrawal is made after the 6th anniversary since a Purchase Payment was invested. This loss will be greater if there is a negative
Contract Adjustment based on Interim Values, taxes or tax penalties.
If you remove Contract Value prior to the End Date of an Indexed Term, we will apply a
Contract Adjustment based on Interim Value, which could be negative, and you could lose up to 100% of your investment due to the Contract Adjustment. For example, if you allocate $100,000 to an Indexed Account and later withdraw the entire amount before the Indexed Term has ended, you could lose up to $100,000 of your investment. This loss will be greater (but never more than 100%) if you also have to pay a surrender charge, taxes, and tax penalties. Contract Adjustments are applied to withdrawals, surrenders, reallocations, annuitizations and Death Benefit payments prior to the End
Date of an Indexed Term and when Secure Lock+® is exercised.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Charges and Adjustments – Contract Adjustments
Are There Transaction Charges?	No: The Contract does not impose any transaction charges other than surrender charges.			●Fee Tables ●Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes:
There is an implicit ongoing fee on Indexed Accounts to the extent that your participation in Index gains is limited by the Company through the use of a
Performance Cap, Participation Rate, Performance Trigger Rate, Dual Performance
Trigger Rate, or Reset Rate. This means that your returns may be lower than the
Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. These implicit ongoing fees are not reflected in the tables below.
The tables below describe the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees and expenses you will pay each year based on the options you have elected.
●Fee Tables ●Charges and Adjustments – Surrender Charge ●Rate Sheet (prospectus supplement)
	Annual Fee	Minimum	Maximum
	Base Contract	N/A	N/A
	Investment options (fund fees and expenses)	N/A	N/A
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.00%[1]	2.75%[1]
1 As a percentage of Contract Value on each Contract Anniversary Date.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Contract Adjustments and surrender charges that substantially increase costs.

	FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
	Lowest Annual Cost: $1,360	Highest Annual Cost: $3,510
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of optional benefits ●No surrender charges ●No additional Purchase Payments, transfers, or withdrawals
	RISKS		Location in Prospectus
Is There a Risk of Loss From Poor Performance?
Yes:
●You can lose money by investing in the Contract. Your investment in the Indexed
Accounts is subject to all losses in excess of the Protection Method you choose including any loss experienced from a negative Index performance. Under extreme circumstances, you could lose up to 90% of your investment in an Indexed Account with a 10% Protection Level or 10% Dual Rate, up to 85% of your investment in an
Indexed Account with a 15% Protection Level or 15% Dual Rate, up to 80% of your investment in an Indexed Account with a 20% Protection Level, up to 75% of your investment in an Indexed Account with a 25% Protection Level, and up to 70% of your investment in an Indexed Account with a 30% Protection Level. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses, which would mean risk of loss of the entire amount invested.
●An Interim Value is calculated if an early withdrawal is taken prior to the end of an
Indexed Term. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●Principal Risks of Investing in the Contract

	RISKS	Location in Prospectus
Is This a Short- Term Investment?
No:
●This Contract is not designed for short-term investing and is not appropriate for the investor who needs ready access to cash.
●Indexed interest will only be credited to an Indexed Account at the end of an Indexed
Term. No interest will be credited to funds withdrawn, reallocated, or surrendered before the end of an Indexed Term.
●Withdrawals or reallocations taken prior to the end of an Indexed Term may result in a negative Contract Adjustment based on the Interim Value and loss of positive Index performance. The Interim Value formula may result in a loss even if the Index Value at the time of the withdrawal is higher than the Index Value at the beginning of the
Indexed Term.
●A surrender or withdrawal may result in surrender charges. Any surrender charge will reduce the Contract Value or the amount of money that you actually receive.
●Surrenders and withdrawals are subject to ordinary income tax and may be subject to tax penalties.
●At the end of an Indexed Term, you may reallocate the Indexed Segment Ending
Value to any available Indexed Account as long as the reallocation request is received on or before the Indexed Anniversary Date. If we do not hear from you by the end of the Indexed Term, we will reallocate your Segment Ending Value into a new Indexed
Segment with the same Crediting Method, Indexed Term, Index and Protection
Method if available. A new rate will apply based on the Indexed Segment you select, subject to the guaranteed minimum rates. If the same type of Indexed Segment is not available, your Segment Ending Value will be moved to the 1-Year S&P 500® Price
Return Index with Performance Cap and 100% Protection Level and will not be eligible for reallocation into another Indexed Account until the next Indexed
Anniversary Date.
●Principal Risks of Investing in the Contract ●Surrenders and Withdrawals ●Fee Tables ●Charges and Adjustments

	RISKS	Location in Prospectus
What are the Risks Associated With the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance of the Indexed Accounts you choose. Performance can vary depending on the performance of the Indexes linked to the Indexed Accounts.
●Each Indexed Account has its own unique risks and you should review the available
Indexed Accounts before making an investment decision.
●The Crediting Method you select may limit positive (upside) Index returns. This may result in you earning less than the Index return. For example:
●If the Indexed Account has a Performance Cap, and the Index return is 12% and the Performance Cap is 10%, we will credit 10% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Participation Rate, and the Index return is 12%, and the Participation Rate is 90%, we will credit 10.8% in interest at the end of the
Indexed Term.
●If the Indexed Account has a Performance Trigger Rate, and the Index return is
12% and the Performance Trigger Rate is 10%, we will credit 10% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Performance Trigger Rate, and the Index return is 12% and the Dual Performance Trigger Rate is 8%, we will credit 8% in interest at the end of the Indexed Term.
●If the Indexed Account has a Dual Rate and Performance Cap, and the Index return is 60% and the Performance Cap is 50%, we will credit 50% in interest at the end of the Indexed Term.
●A Reset Rate may limit positive Index return if you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®. For example, if the Index return is
12%, and the Reset Rate is a 2% Performance Cap, we will credit 2% in interest at the end of the Indexed Term.
●While an Indexed Account with Dual Performance Rate or Dual Rate may provide for a positive Performance Rate even in the event of negative Index performance, there is no guarantee of investment gain. Negative Index performance may result in significant loss.
●The Protection Level will limit negative (downside) Index returns. For example, if the
Index return is -25% and the Protection Level is 10%, we will deduct 15% (the amount that exceeds the Protection Level) at the end of the Indexed Term.
●The Dual Rate will limit negative (downside) Index returns. For example, if the Index return is -25% and the Dual Rate is 15%, we will deduct 10% at the end of the
Indexed Term.
●Each Index is a “price return Index”, not a “total return Index”, and does not, therefore, reflect dividends paid on the underlying securities. This will cause the
Index to underperform a direct investment in the securities composing the Index.
●The providers of ETFs that serve as Indexes for certain Indexed Accounts deduct fees and costs when calculating performance.
●These factors may result in you earning less than the Index return.
●Principal Risks of Investing in the Contract ●Appendix A – Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?
●An investment in the Contract is subject to the risks related to Lincoln Life. Any obligations, guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-877-737-6872 or visiting
www.LincolnFinancial.com.
●Each Index’s returns do not include any dividends or other distributions declared by the companies included in the Index and will cause the Index to underperform a direct investment in the companies included in the Index.
●Principal Risks of Investing in the Contract

	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes:
●You cannot reallocate from an Indexed Account to another Indexed Account except on an Indexed Anniversary. If you reallocate from an Indexed Account on an Indexed
Anniversary Date that is not the End Date of the Indexed Term, any such reallocation will be based on the Interim Value of the Indexed Account (or the value locked-in through previous exercise of Secure Lock+®).
●All Indexed Segments must begin on the Indexed Anniversary Date. All future
Indexed Terms must begin on the same Indexed Anniversary Date. This means that after the initial Indexed Segment is created you can only make reallocations of
Contract Value to the Indexed Accounts one time a year. If you have more than one
3-Year or 6-Year Term Indexed Segment in effect at any time, Indexed Terms of the same Indexed Term length must have the same Start Date.
●We determine and provide the available Indexed Accounts and applicable rates for the
Crediting Methods of each Indexed Segment at least 5 business days in advance of the Indexed Anniversary Date. We may not offer new Indexed Segments for the
Indexed Accounts or we may change the features of an Indexed Account from one
Indexed Term to the next, including the Index and the current limits on Index gains and losses (subject to any minimum guarantees). Therefore, an Indexed Account may not be available for you to reallocate your Contract Value on an Indexed
Anniversary Date.
●We have the right to substitute an alternative Index prior to the End Date of an
Indexed Term if an Index is discontinued; we are engaged in a contractual dispute with the Index provider; we determine that our use of an Index should be discontinued because, for example, changes to the Index make it impractical or expensive to purchase securities or derivatives to hedge the Index; there is a substantial change in the calculation of an Index, resulting in significantly different values and performance; or for a legal reason we cannot offer the Index. If we substitute an Index for an existing Indexed Segment, we will not change the Crediting
Method or Protection Method for the Indexed Term. We will attempt to choose a new
Index that has a similar investment objective and risk profile to the existing Index.
●The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold.
●Indexed Accounts ●Appendix A – Investment Options Available Under The Contract ●Appendix C – Broker-Dealer Material Variations
Are There any Restrictions on Contract Benefits?
Yes:
●Benefits availability may vary by state of issue or selling broker-dealer. All variations, if material, will be disclosed in the prospectus.
●Excess Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn or result in termination of the benefit.
●We may modify or stop offering an optional benefit that is currently available to new
Contractowners at any time.
●The Contracts ●Appendix C – Broker-Dealer Material Variations
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract may be taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
●Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
●Your registered representative may receive compensation for selling this Contract to you, both in the form of commissions and because we may share the revenue it earns with the professional’s firm. (Your investment professional may be your broker-dealer, investment adviser, insurance agent, or someone else.)
●This potential conflict of interest may influence your investment professional to recommend this Contract over another investment.
●Distribution of the Contracts
Should I Exchange My Contract?
●If you already own a contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you currently own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
●The Contracts – Replacement of Existing Insurance

Appendix A — Investment Options Available Under The Contract
The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts, and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates.
Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.
The availability of Indexed Accounts may vary depending on the broker-dealer through which the Contract is sold. See Appendix C — Broker-Dealer Material Variations.
Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1,3]	Market Index	1-Year	Point-to-Point	100%	Protection Level	0.10%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
MSCI EAFEE Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	20%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	25%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	30%	Protection Level	10.0%	Performance Cap	0.10%	Performance Cap
S&P 500® Price Return Index[1]	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	3-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
MSCI EAFE Index[1]	Market Index	6-Year	Point-to-Point	10%	Protection Level	15.0%	Participation Rate	0.10%	Participation Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	20%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection		Guaranteed Minimum Declared Crediting Method Rate		Guaranteed Minimum Reset Rate Under Secure Lock+®
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	15%	Protection Level	1.0%	Performance Trigger Rate	0.10%	Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Russell 2000® Price Return Index[1]	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1, 4	Market Index	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Global Growth Equity ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
Capital Group Growth ETF[2]	Exchange Traded Fund	1-Year	Point-to-Point	10%	Protection Level	1.0%	Dual Performance Trigger Rate	0.10%	Dual Performance Trigger Rate
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	10%	Dual Plus	10.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
Capital Strength Net Fee IndexSM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
First Trust American Leadership IndexTM 1, 4	Market Index	6-Year	Point-to-Point	15%	Dual Plus	15.0%	Performance Cap		N/A
S&P 500® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
Russell 2000® Price Return Index[1]	Market Index	6-Year	Annual Lock	10%	Protection Level	1.0%	Performance Cap		N/A
1 The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.
2 The ETF provider deducts fees and costs when calculating performance. This will reduce the ETF return and may cause the ETF to underperform a direct investment in the securities composing the ETF. The Indexed Account that tracts the ETF does not participate in dividend or capital gains distributions of the ETF, if any.
3 This Indexed Account provides total protection from Index losses at the end of the Indexed Term.
4 The Index deducts fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.
Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger Rate, or Dual Performance Trigger Rate below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap or Dual Plus Indexed Account with a Performance Cap below 10.00%. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15.00%. If you choose to lock the Interim Value of an Indexed Segment under Secure Lock+®, we will reset the Performance Cap, the Participation Rate, Performance Trigger Rate, or Dual Performance Trigger Rate

for that Indexed Segment, and that Reset Rate may be lower than these stated minimums. We will not offer a Reset Rate under Secure Lock+® less than 0.10%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos.:
333-287294
EDGAR Contract Identifier:
C000262475